Vanguard Total International Bond Index Fund Average Annual Total Returns - Admiral Prospectus [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged) (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	3.03%	(0.12%)	2.25%
Bloomberg Global Aggregate Index ex USD (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	8.85%	(3.59%)	0.56%
Admiral Shares
Prospectus [Line Items]
Average Annual Return, Percent	2.96%	(0.22%)	2.09%
Admiral Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	1.18%	(1.62%)	0.89%
Admiral Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	1.75%	(0.74%)	1.10%